Financial Instruments and Fair Value Disclosures, Assets Measured at Fair Value on Non-recurring Basis (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Measured at Fair Value on Non-recurring Basis [Abstract]
Loss on vessels held for sale		$ 3,629,521	$ 0	$ 0
M/V Ariana A [Member]
Assets Measured at Fair Value on Non-recurring Basis [Abstract]
Carrying value of vessel, including unamortized deferred charges	$ 19,799,521
Loss on vessels held for sale	3,629,521	3,629,521
Vessels	$ 16,170,000
Non-recurring Basis [Member]
Assets Measured at Fair Value on Non-recurring Basis [Abstract]
Vessels		16,500,000
Total		16,500,000
Non-recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets Measured at Fair Value on Non-recurring Basis [Abstract]
Vessels		0
Total		0
Non-recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets Measured at Fair Value on Non-recurring Basis [Abstract]
Vessels		16,500,000
Total		16,500,000
Non-recurring Basis [Member] | Unobservable Inputs (Level 3) [Member]
Assets Measured at Fair Value on Non-recurring Basis [Abstract]
Vessels		0
Total		$ 0